Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of basic and diluted per share and per ADS
	Year ended December 31,
	2018	2017	2016

Net Loss	14,657	15,942	1,913
Basic and diluted loss per share (in USD)	(0.12)	(0.17)	(0.03)

Basic and diluted loss per ADS (in USD)	(0.61)	(0.84)	(0.14)

Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	120,612	94,401	67,311

Weighted average number of ADS outstanding used in computing basic and diluted loss per ADS - in thousands	24,122	18,880	13,462